  As filed with the Securities and Exchange Commission on February 28, 1997
                                                 Registration No. 33-26032

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /   /

                           Post-Effective Amendment No. 11   / X /

                                      AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /   /

                             AMENDMENT NO. 15              / X /

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E
                  -------------------------------------------
                           (Exact Name of Registrant)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                  -------------------------------------------
                              (Name of Depositor)

                           1300 South Clinton Street
                           Fort Wayne, Indiana  46802

                           --------------------------

              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code:  (219)455-2000

                              JACK D. HUNTER, ESQ.
                             200 East Berry Street
                           Fort Wayne, Indiana 46802

                           -------------------------

                    (Name and Address of Agent for Service)
                                   Copy to:

                               Susan S. Krawczyk
                     Sutherland, Asbill & Brennan, L.L.P.
                         1275 Pennsylvania Ave., N.W.
                            Washington, D.C.  20004
                    ---------------------------------------

                      DECLARATION PURSUANT TO RULE 24F-2

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. Pursuant to Rule 24f-2(b)(2), the Registrant filed a Rule 24f-2 Notice for the last fiscal year (1996) on February 28, 1997.

It is proposed that this filing will become effective

           immediately upon filing pursuant to paragraph (b) of Rule 485
      ---
           On       ,      , pursuant to paragraph (b) of Rule 485
      ---
           60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ---

       X   On April 30, 1997 Pursuant to paragraph (a)(1) of Rule 485
      ---

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E

                             CROSS REFERENCE SHEET
                     (PURSUANT TO RULE 495 OF REGULATION C
                       UNDER THE SECURITIES ACT OF 1933)
                     RELATING TO ITEMS REQUIRED BY FORM N-4
                       (POST-EFFECTIVE AMENDMENT NO. 11)



N-4 ITEM          CAPTION IN PROSPECTUS (PART A)
--------          ------------------------------

1.                 Cover Page

2.                 Special terms

3. (a)             Expense Table
   (b)             Not Applicable
   (c)             Not Applicable
   (d)             For Your Information (top of page 2)

4. (a)             Condensed Financial Information
   (b)             Not Applicable
   (c)             Financial Statements

5. (a)             Cover Page; The Lincoln National Life Insurance  Company;
   (b)             Variable Account; Investments of the Variable  Account; Cover Page
   (c)             Investments of the Variable Account
   (d)             Cover Page
   (e)             Voting Rights
   (f)             Not Applicable

6. (a)             For Your Information; Charges and Other Deductions
   (b)             Charges and Other Deductions
   (c)             Charges and Other Deductions
   (d)             Charges and Other Deductions
   (e)             Charges and Other Deductions
   (f)             Charges and Other Deductions
   (g)             Not Applicable

7. (a)             The Contracts; Investments of the Variable  Account; Annuity Payments;
                   Voting Rights; Return Privilege
   (b)             Investments of the Variable Account; The  Contracts; Cover Page
   (c)             The Contracts
   (d)             The Contracts

              CROSS REFERENCE SHEET TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM          CAPTION IN PROSPECTUS (PART A)
----------        ------------------------------
8.  (a)           Annuity Payments
    (b)           Annuity Payments
    (c)           Annuity Payments
    (d)           Annuity Payments
    (e)           Cover Page; Annuity Payments
    (f)           The Contracts; Annuity Payments

9.  (a)           The Contracts; Annuity Payments
    (b)           The Contracts; Annuity Payments

10. (a)           The Contracts; Cover Page; Charges and Other Deductions
    (b)           The Contracts; Investments of the Variable Account
    (c)           The Contracts
    (d)           Distribution of the Contracts

11. (a)           The Contracts
    (b)           Restrictions Under the Texas Optional Retirement Program
    (c)           The Contracts
    (d)           The Contracts
    (e)           Return Privilege

12. (a)           Federal Tax Status
    (b)           Cover Page; Federal Tax Status
    (c)           Federal Tax Status

13.               Legal Proceedings

14.               Table of Contents to the Statement of Additional Information
                  (SAI) for Lincoln National Variable Annuity Account E


N-4 ITEM        CAPTION IN STATEMENT OF ADDITIONAL
--------        INFORMATION (PART B)
                ----------------------------------
15.             Cover Page for Part B

16.             Cover Page for Part B

17.  (a)        Not Applicable
     (b)        Not Applicable
     (c)        General Information and History of The
                Lincoln  National Life Insurance
                Company Lincoln Life (Lincoln Life)



              CROSS REFERENCE SHEET TO ITEMS REQUIRED BY FORM N-4



N-4 ITEM          CAPTION IN STATEMENT OF ADDITIONAL
----------        INFORMATION  (PART B)
                  ----------------------------------
18. (a)           Not Applicable
    (b)           Not Applicable
    (c)           Services
    (d)           Not Applicable
    (e)           Not Applicable
    (f)           Not Applicable

19. (a)           Purchase of Securities Being Offered
    (b)           Purchase of Securities Being Offered

20. (a)           Not Applicable
    (b)           Underwriters
    (c)           Not Applicable
    (d)           Not Applicable

21.               Not Applicable

22.               Annuity Payments [Also see that heading  in the Prospectus]

23. (a)           Financial Statements -- Lincoln National Variable Annuity Account E
    (b)           Consolidated Financial Statements -- The Lincoln  National Life
                  Insurance Company

AMERICAN LEGACY
LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E
INDIVIDUAL VARIABLE ANNUITY CONTRACTS

issued by:
Lincoln National Life Insurance Co.
1300 South Clinton Street
Fort Wayne, Indiana 46802

This Prospectus describes the individual flexible premium deferred variable annuity contract (contract or variable annuity contract) issued by Lincoln Na-tional Life Insurance Co. (Lincoln Life). It is for use with the following re-tirement plans qualified for special tax treatment (qualified plans) under the Internal Revenue Code of 1986, as amended (the code):

1. Public school systems and certain tax-exempt organizations 403(b);

2. Qualified corporate employee pension and profit-sharing trusts and quali-fied annuity plans;

3. Corresponding plans of self-employed individuals (H.R. 10 or Keogh);

4. Individual retirement annuities (IRA);

5. Government deferred compensation plans (457); and

6. Simplified employee pension plans (SEP).

Section 403(b) business under number (1.) will normally be accepted only for purchase payments qualifying as 403(b) lump sum transfers or rollovers.

The contract described in this Prospectus is also offered to plans established by persons who are not entitled to participate in one of the previously men-tioned plans (nonqualified contracts).

The contract offers you the accumulation of contract value and payment of pe-riodic annuity benefits. These benefits may be paid on a variable or fixed ba-sis or a combination of both. Benefits start at an annuity commencement date which you select. If the annuitant dies before the annuity commencement date, the greater of: 1) the contract value; or 2) the guaranteed minimum death ben-efit (GMDB) or, if in effect, the enhanced guaranteed minimum death benefit (EGMDB) will be paid to the beneficiary. (See Death benefit before the annuity commencement date)

The minimum initial purchase payment for the contract is:

1. $1,500 for a nonqualified plan and a 403(b) transfer/rollover or

2. $300 for a qualified plan.

The minimum subsequent purchase payment for the contract is $25 per payment, subject to a $300 annual minimum.

All investments (purchase payments) for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account E (Variable annuity ac-count [VAA]). The VAA is a segregated investment account of Lincoln Life, which is the depositor. Based upon your instructions, the VAA invests purchase payments (at net asset value) in shares of a class of one or more specified funds of the American Variable Insurance Series (series): Global Growth Fund, Growth Fund, International Fund, Growth-Income Fund, Asset Allocation Fund, High-Yield Bond Fund, Bond Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund. (See Description of the series). Both the value of a contract before the annuity commencement date and the amount of payouts after-ward will depend upon the investment performance of the fund(s) selected. In-vestments in these funds are neither insured or guaranteed by the U.S. Govern-ment nor by any other person or entity.

Purchase payments for benefits on a fixed basis will be placed in the fixed side of the contract, which is part of our General Account. However, this Pro-spectus deals only with those elements of the contracts relating to the VAA, except where reference to the fixed side is made.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus details the information regarding the VAA that you should know before investing. This booklet also includes a current Prospectus of the se-ries. Both should be read carefully before investing and kept for future ref-erence.

A statement of additional information (SAI), dated April 30, 1997, concerning the VAA has been filed with the SEC and is incorporated by this reference into this Prospectus. If you would like a free copy, complete and mail the enclosed card, or call 1-800-942-5500. A table of contents for the SAI appears on the last page of this Prospectus.

This Prospectus is dated April 30, 1997

TABLE OF CONTENTS

                                                                  Page
----------------------------------------------------------------------
Special terms                                                      3
----------------------------------------------------------------------
Expense tables                                                     4
----------------------------------------------------------------------
Synopsis                                                           6
----------------------------------------------------------------------
Condensed financial information for the variable annuity account   8
----------------------------------------------------------------------
Financial statements                                               9
----------------------------------------------------------------------
Lincoln National Life Insurance Co.                                9
----------------------------------------------------------------------
Variable annuity account (VAA)                                     9
----------------------------------------------------------------------
Investments of the variable annuity account                        9
----------------------------------------------------------------------
Charges and other deductions                                      11
----------------------------------------------------------------------
The contracts                                                     12
----------------------------------------------------------------------
Annuity payouts                                                   16

--------------------------------------------------------------------------------

                                                          Page
--------------------------------------------------------------
Federal tax status                                         17
--------------------------------------------------------------
Voting rights                                              19
--------------------------------------------------------------
Distribution of the contracts                              19
--------------------------------------------------------------
Return privilege                                           19
--------------------------------------------------------------
State regulation                                           19
--------------------------------------------------------------
Restrictions under the Texas Optional Retirement Program   19
--------------------------------------------------------------
Records and reports                                        20
--------------------------------------------------------------
Other information                                          20
--------------------------------------------------------------
Statement of Additional Information
table of contents for
Separate Account E                                         20

--------------------------------------------------------------------------------
side of the contract, which is part of our General Account. However, this Prospectus deals only with those elements of the contracts relating to the VAA, except where reference to the fixed side is made.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus details the information regarding the VAA that you should know before investing. This booklet also includes a current Prospectus of the series. Both should be read carefully before investing and kept for future reference.

A statement of additional information (SAI), dated April 30, 1996, concerning the VAA has been filed with the SEC and is incorporated by this reference into this Prospectus. If you would like a free copy, complete and mail the enclosed card, or call 1-800-942-5500, Ext. 4912. A table of contents for the SAI appears on the last page of this Prospectus.

This Prospectus is dated April 30, 1996

                                      1
Table of contents

                                            Page
------------------------------------------------
Special terms                                 3
Expense tables                                4
Synopsis                                      6
Condensed financial information for
the variable annuity account                  8
Financial statements                          9
Lincoln National Life Insurance Co.           9
Variable annuity account (VAA)                9
Investments of the variable annuity account   9
Charges and other deductions                 10
The contracts                                12
Annuity payouts                              15

EXPENSE TABLES

CONTRACTOWNER TRANSACTION EXPENSES:

  The maximum contingent deferred sales charge
  (as a percentage of purchase payments surrendered/withdrawn):   6%

The contingent deferred sales charge percentage is reduced over time. The later a redemption occurs, the lower the contingent deferred sales charge with re-spect to that surrender or withdrawal. See Contingent deferred sales charges.

(Note: This charge may be waived in certain cases. See Contingent deferred sales charges.)

--------------------------------------------------------------------------------
ANNUAL CONTRACT FEE:   $35

This is a single charge assessed against the contract value on the last valua-tion date of each contract year and upon full surrender; it is not a separate charge for each subaccount.

--------------------------------------------------------------------------------
VARIABLE ANNUITY ACCOUNT E ANNUAL EXPENSES

(as a percentage of average account value for each subaccount*).

                                  Contracts with EGMDB Contracts without EGMDB
Mortality and expense risk fees          1.25%                  1.25%
EGMDB charge                             0.15%                    --
                                         -----                  -----
 Total Account E annual expenses         1.40%                  1.25%

ANNUAL EXPENSES OF THE FUNDS

(as a percentage of each fund's average net assets for fiscal year ended November 30, 1996):

                                      Management +   Other    =   Total
                                      fees           expenses     expenses
--------------------------------------------------------------------------
  1. Global Growth**                  .  %           .  %         .  %
--------------------------------------------------------------------------
  2. Growth                           .42            .02          .44
--------------------------------------------------------------------------
  3. International                    .61            .08          .69
--------------------------------------------------------------------------
  4. Growth-Income                    .39            .02          .41
--------------------------------------------------------------------------
  5. Asset Allocation                 .47            .02          .49
--------------------------------------------------------------------------
  6. High-Yield Bond                  .50            .03          .53
--------------------------------------------------------------------------
  7. Bond                             .51            .01          .52
--------------------------------------------------------------------------
  8. U.S. Govt./AAA-Rated Securities  .51            .02          .53
--------------------------------------------------------------------------
  9. Cash Management                  .45            .02          .47

--------------------------------------------------------------------------------

*The VAA is divided into nine separately-named subaccounts, which are available under the contracts. Each subaccount, in turn, invests purchase payments in its respective fund.

**These expenses are estimated amounts for the current fiscal year. [TO BE PROVIDED BY AMENDMENT]

EXAMPLES

(reflecting expenses both of The American Legacy subaccounts and of the funds):

If you surrender your contract at the end of the applicable time period, you would pay the following expenses* on a $1,000 investment, assuming a 5% annual return:

                                    1 year 3 years 5 years 10 years
-------------------------------------------------------------------
1. Global Growth**                  $      $       $       $
-------------------------------------------------------------------
2. Growth                            77     103     122     199
-------------------------------------------------------------------
3. International                     80     111     135     226
-------------------------------------------------------------------
4. Growth-Income                     77     102     120     196
-------------------------------------------------------------------
5. Asset Allocation                  78     105     124     205
-------------------------------------------------------------------
6. High-Yield Bond                   78     106     126     209
-------------------------------------------------------------------
7. Bond                              77     104     123     202
-------------------------------------------------------------------
8. U.S. Govt./AAA-Rated Securities   78     106     126     209
-------------------------------------------------------------------
9. Cash Management                   77     104     123     202

--------------------------------------------------------------------------------

If you do not surrender your contract, you would pay the following expenses* on a $1,000 investment, assuming a 5% annual return:

                                    1 year 3 years 5 years 10 years
-------------------------------------------------------------------
1. Global Growth**                  $      $       $       $
-------------------------------------------------------------------
2. Growth                            17      53      92     199
-------------------------------------------------------------------
3. International                     20      61     105     226
-------------------------------------------------------------------
4. Growth-Income                     17      52      90     196
-------------------------------------------------------------------
5. Asset Allocation                  18      55      94     205
-------------------------------------------------------------------
6. High-Yield Bond                   18      56      96     209
-------------------------------------------------------------------
7. Bond                              17      54      93     202
-------------------------------------------------------------------
8. U.S. Govt./AAA-Rated Securities   18      56      96     209
-------------------------------------------------------------------
9. Cash Management                   17      54      93     202

--------------------------------------------------------------------------------

*These expenses, calculated as mandated by the SEC, reflect the annual contract fee as the ratio of the total contract fees collected in the most recent fiscal year to the total average net assets of the account.

**These expenses are estimated for the current fiscal year.

[TO BE PROVIDED BY AMENDMENT]

All of the figures provided under the subheading annual expenses of the funds and part of the data used to produce the figures in the examples were supplied by the underlying portfolio company (series) through the VAA's principal under-writer, American Funds Distributors, Inc. We have not independently verified this information.

These examples are provided to assist you in understanding the various costs and expenses that you will bear directly or indirectly. These examples reflect expenses both of the VAA and of the nine funds. These examples reflect expenses assuming that the EGMDB is NOT in effect. If the EGMDB is in effect, these ex-penses will be higher.

For more complete descriptions of the various costs and expenses involved, see Charges and other deductions in this Prospectus, and Fund organization and man-agement in the Prospectus for the series. Premium taxes may also be applicable, although they do not appear in the table. In addition, we reserve the right to impose a charge on transfers between subaccounts as well as to and from the fixed account, although we do not currently do so. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. These examples are unaudited.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? It is an individual annuity contract issued by Lincoln Life. It may provide for a fixed annuity and/or a variable annuity. This Prospectus is intended to provide disclosure only about the variable por-tion of the contract. See The contracts.

WHAT IS THE VARIABLE ANNUITY ACCOUNT (VAA)? It is a segregated asset account established under Indiana insurance law, and registered with the SEC as a unit investment trust. The assets of the VAA are allocated to one or more subaccounts, according to your investment choice. Those assets are not charge-able with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account.

WHAT ARE MY INVESTMENT CHOICES? Through its various subaccounts, the VAA uses your purchase payments to purchase series shares, at your direction, in one or more of the following investment funds of the series: Global Growth, Growth, International, Growth-Income, Asset Allocation, High-Yield Bond, Bond, U.S. Government/ AAA-Rated Securities and Cash Management. In turn, each fund holds a portfolio of securities consistent with its own particular investment poli-cy. See Investments of the variable annuity account and Description of the se-ries.

WHO INVESTS MY MONEY? The investment advisor for the series is CRMC, Los Ange-les, California. CRMC is a long-established investment management organiza-tion, and is registered as an investment advisor with the SEC. See Investments of the variable annuity account and Investment advisor.

HOW DOES THE CONTRACT WORK? Once we approve your application, you will be is-sued your individual annuity contract. During the accumulation period, while you are paying in, purchase payments will buy accumulation units under the contract. Should you decide to annuitize (that is, change your contract to a payout mode rather than an accumulation mode), your accumulation units will be converted to annuity units. Your periodic annuity payout will be based upon the number of annuity units to which you became entitled at the time you de-cided to annuitize, and the value of each unit on the valuation date. See The contracts.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? At the end of each contract year and at the time of surrender, we will deduct $35 from your contract value as a maintenance charge.

Should you decide to withdraw contract value before your purchase payments have been in your contract for a certain minimum period, you will incur a con-tingent deferred sales charge of anywhere from 1% to 6%, depending upon how many full contract years those payments have been in the contract. (Note: This sales charge is not assessed upon: the first withdrawal of contract value dur-ing a contract year to the extent the withdrawal does not exceed 10% of the purchase payments (this 10% withdrawal exception does not apply to a surrender of the contract); automatic withdrawals, not in excess of 10% of the purchase payments during a contract year, made by non-trustee contractowners who are at least 59 1/2; a surrender of a contract or withdrawal of contract value as a result of the annuitant's permanent and total disability [as defined in sec-tion 22(e)(3) of the code], after the effective date of the contract and be-fore the annuitant's 65th birthday; a surrender of the contract as a result of the death of the annuitant; or annuitization.

If your state assesses a premium tax with respect to your contract, then at the time the tax is incurred (or at such other time as we may choose), we will deduct those amounts from purchase payments or contract value, as applicable. See Charges and other deductions and Deductions for premium taxes.

We assess an annual charge in the amount of 1.25% as a mortality and expense risk charge against the daily net asset value of the VAA, including that por-tion of the account attributable to your purchase payments. If the EGMDB is in effect, the aggregate charge against the VAA is 1.40% consisting of a 1.25% mortality and expense risk charge and a 0.15% risk charge for the EGMDB. For a complete discussion of the charges associated with the contract, see Charges and other deductions.

The Series pays a fee to its investment advisor, CRMC, based upon the average daily net asset value of each fund in the series. (See Investments of the variable annuity account-Investment advisor.) In addition, there are other ex-penses associated with the daily operations of the series. These are more fully described in the Prospectus for the series.

HOW MUCH MUST I PAY, AND HOW OFTEN? Subject to the minimum and maximum pay-ments stated on the first page of the Prospectus, the amount and frequency or your payments are completely flexible. See The contracts--Purchase payments.

HOW WILL MY ANNUITY PAYOUTS BE CALCULATED? If you decide to annuitize, you elect an annuity payout option. Once you have done so, your periodic payout will be based upon a number of factors. If you participate in the VAA, the changing values of the funds in which you have invested will be one factor. See Annuity payouts. REMEMBER THAT PARTICIPANTS IN THE VAA BENEFIT FROM ANY GAIN, AND TAKE A RISK OF ANY DROP, IN THE VALUE OF THE SECURITIES IN THE FUNDS' PORTFOLIOS.

WHAT HAPPENS IF I DIE BEFORE I ANNUITIZE? If you are the annuitant and also the contractowner, then the beneficiary whom you designate will receive either the GMDB, or the then current value of the contract, which-ever is greater. If the EGMDB is in effect, the beneficiary will receive either the EGMDB or the then current value of the contract, whichever is greater. Your beneficiary will have certain options for how the money is to be paid out. If a contractowner is not also the annuitant, certain special rules apply. See The contracts--Death benefit before the annuity commencement date and Death of contractowner.

MAY I TRANSFER CONTRACT VALUE BETWEEN FUNDS IN THE SERIES? Yes; however, there are limits on how often you may do so. See The contracts--Transfers of accumu-lation units between subaccounts and Transfers on or following the annuity com-mencement date.

MAY I TRANSFER CONTRACT VALUE FROM THE FIXED TO THE VARIABLE SIDE OF THE CON-TRACT, AND VICE-VERSA? Yes, subject once again to specific restrictions in the contract. See The contracts--Transfers of accumulation units to and from the General Account.

MAY I SURRENDER THE CONTRACT OR MAKE A WITHDRAWAL? Yes, subject to contract re-quirements and to restrictions imposed under certain qualified retirement plans for which the contract is purchased.

If you surrender the contract or make a withdrawal, certain charges may be as-sessed, as discussed above and under Charges and other deductions. In addition, the Internal Revenue Service (IRS) may assess a 10% premature withdrawal pen-alty tax. A surrender or a withdrawal may be subject to 20% withholding. See Federal tax status and withholding.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. If within 20 days (or a longer pe-riod if required by law) of the date you first receive the contract you return it, postage pre-paid to the home office of Lincoln Life, it will be canceled. However, except in some states, during this period, you assume the risk of a market drop with respect to purchase payments which you allocate to the vari-able side of the contract. See Return privilege.

CONDENSED FINANCIAL INFORMATION FOR THE VARIABLE ANNUITY ACCOUNT ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information relating to accumulation unit values and number of accumulation units for The American Legacy subaccounts for each of the ten years in the period ended December 31, 1996 comes from the VAA's financial statements. It should be read in conjunction with the VAA's financial state-ments and notes which are all included in the SAI.

                           1987*   1988    1989    1990    1991    1992    1993    1994    1995    1996
---------------------------------------------------------------------------------------------------------
Growth subaccount
Accumulation unit value
 .Beginning of period      $ 1.000    .818    .925   1.200   1.133   1.492   1.632   1.875   1.861   2.450
 .End of period            $  .818    .925   1.200   1.133   1.492   1.632   1.875   1.861   2.450   2.743
Number of accumulation
 units
 .End of period (000's
 omitted)                  28,656  54,124  93,979  99,094 106,335 110,169 111,230 105,312 101,710  90,842
---------------------------------------------------------------------------------------------------------
International
 subaccount**
Accumulation unit value
 .Beginning of period                                                              $ 1.000   1.001   1.114
 .End of period                                                                    $ 1.001   1.114   1.294
Number of accumulation
 units
 .End of period (000's
 omitted)                                                                          27,787  31,592  38,351
---------------------------------------------------------------------------------------------------------
Growth-Income subaccount
Accumulation unit value
 .Beginning of period      $ 1.000    .842    .952   1.180   1.136   1.392   1.484   1.646   1.659   2.180
 .End of period            $  .842    .952   1.180   1.136   1.392   1.484   1.646   1.659   2.180   2.556
Number of accumulation
 units
 .End of period (000's
 omitted)                  58,406 111,918 195,478 199,880 203,868 201,913 199,178 183,608 172,288 158,861
---------------------------------------------------------------------------------------------------------
Asset Allocation
 subaccount**
Accumulation unit value
 .Beginning of period                                                              $ 1.000    .986   1.262
 .End of period                                                                    $  .986   1.262   1.443
Number of accumulation
 units
 .End of period (000's
 omitted)                                                                           3,807   5,168   7,199
---------------------------------------------------------------------------------------------------------
High-Yield Bond
 subaccount
Accumulation unit value
 .Beginning of period      $ 1.000    .974   1.103   1.204   1.234   1.543   1.714   1.971   1.819   2.188
 .End of period            $  .974   1.103   1.204   1.234   1.543   1.714   1.971   1.819   2.188   2.447
Number of accumulation
 units
 .End of period (000's
 omitted)                   9,304  23,858  34,050  29,430  28,254  27,823  29,951  25,988  23,867  20,767
---------------------------------------------------------------------------------------------------------
Bond subaccount***
Accumulation unit value
 .Beginning of period                                                                                1.000
 .End of period                                                                                      1.046
Number of accumulation
 units
 .End of period (000's
 omitted)                                                                                           1,681
---------------------------------------------------------------------------------------------------------
U.S. Government/AAA-Rated
 subaccount
Accumulation unit value
 .Beginning of period      $ 1.000    .948   1.012   1.108   1.187   1.359   1.444   1.586   1.498   1.707
 .End of period            $  .948   1.012   1.108   1.187   1.359   1.444   1.586   1.498   1.707   1.738
Number of accumulation
 units
 .End of period (000's
 omitted)                  11,177  26,477  42,915  43,779  44,335  42,291  39,387  31,118  29,062  22,652
---------------------------------------------------------------------------------------------------------
Cash Management
 subaccount
Accumulation unit value
 .Beginning of period      $ 1.000   1.037   1.097   1.179   1.256   1.309   1.335   1.353   1.388   1.447
 .End of period            $ 1.037   1.097   1.179   1.256   1.309   1.335   1.353   1.388   1.447   1.502
Number of accumulation
 units
 .End of period (000's
 omitted)                   8,749  26,381  31,446  29,312  19,913  21,963  13,982  14,312  10,001   9,605

--------------------------------------------------------------------------------
*The VAA began operations on March 9, 1987. Therefore, the figures for 1987 represent experience of less than one year.

**The International subaccount and Asset Allocation subaccount began operations on January 3, 1994.

***The Bond subaccount began operations on January 2, 1996 so the figures for 1996 represent experience of less than one year.

There is a Global Growth subaccount but it is not in the chart because it did not begin activity until 1997.

FINANCIAL STATEMENTS

The financial statements for the VAA and Lincoln Life are located in the SAI. If you would like a free copy, complete and mail the enclosed card, or call 1-800-942-5500.

LINCOLN NATIONAL LIFE
INSURANCE CO.

Lincoln Life was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.

VARIABLE ANNUITY ACCOUNT
(VAA)

On September 26, 1986, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated in-vestment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and loss-es, whether realized or not, from assets allocated to the VAA are, in accor-dance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment perfor-mance of the VAA. Any investment gain or loss depends on the investment perfor-mance of the funds. YOU ASSUME THE FULL INVESTMENT RISK FOR ALL AMOUNTS PLACED IN THE VAA.

INVESTMENTS OF THE VARIABLE
ANNUITY ACCOUNT

You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund in the se-ries. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The series is required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or sub-stitute funds.

INVESTMENT ADVISOR
The investment advisor for the series is CRMC, 333 South Hope Street, Los Ange-les, California 90071. CRMC is one of the nation's largest and oldest invest-ment management organizations. As compensation for its services to the series, the investment advisor receives a fee from the series which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under Purchases and Redemptions of Shares, in the Prospectus for the series.

DESCRIPTION OF THE SERIES
The series was organized as a Massachusetts business trust in 1983 and is reg-istered as a diversified, open-end management investment company under the 1940 Act. Diversified means not owning too great a percentage of the securities of any one company. An open-end company is one which, in this case, permits Lin-coln Life to sell its shares back to the series when you make a withdrawal, surrender the contract or transfer from one fund to another. Management invest-ment company is the legal term for a mutual fund. These definitions are very general. The precise legal definitions for these terms are contained in the 1940 Act.

The series has nine separate portfolios of funds. The series has adopted a plan pursuant to Rule 18f-3 under the 1940 Act to permit the series to establish a multiple class distribution system for all of its portfolios. The series' Board of Trustees may at any time establish additional funds or classes, which may or may not be available to the VAA. Fund assets are segregated and a shareholder's interest is limited to those funds in which the shareholder owns shares.

Under the multi-class system adopted by the series, shares of each multi-class fund represent an equal pro rata interest in that fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class has a different designation; (2) each class of shares bears its "class expenses;" (3) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution ar-rangement; and (4) each class has separate voting rights on any matter submit-ted to shareholders in which the interests of one class differ from the inter-ests of any other class. Expenses currently designated as "class expenses" by the series' Board of Trustees under the plan pursuant to Rule 18f-3 include, for example, service fees paid under a 12b-1 plan to cover servicing fees paid to dealers selling the contracts.

Each fund has two classes of shares, designated as class 1 and class 2 shares. Class 1 and 2 differ primarily in that class 2 but not class 1 shares are sub-ject to a 12b-1 plan. Only class 1 shares are available under the contracts.

Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current Prospectus for the series, which is included in this booklet. PLEASE BE ADVISED THAT THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR STATED OBJECTIVES.

1. Global Growth Fund--The investment objective is to achieve long-term growth of capital by investing in securities of issuers domiciled around the world. The fund will invest primarily in common stocks but may invest in other se-curities such as preferred stock, debt securities and securities convertible into common stock. PLEASE NOTE: THIS FUND IS NOT YET AVAILABLE IN ALL STATES. PLEASE CONSULT YOUR INVESTMENT DEALER FOR CURRENT INFORMATION ABOUT THE GLOBAL GROWTH FUND'S AVAILABILITY.

2. Growth Fund--This fund seeks to provide growth of capital. Whatever current income is generated by the fund is likely to be incidental to the objective of capital growth. Ordinarily, accomplishment of the fund's objective of capital growth will be sought by investing primarily in common stocks or se-curities with common stock characteristics.

3. International Fund--The investment objective is long-term growth of capital by investing primarily in securities of issuers domiciled outside the United states.

4. Growth-Income Fund--The investment objective is growth of capital and in-come. In the selection of securities for investment, the possibilities of appreciation and potential dividends are given more weight than current yield. Ordinarily, the assets of the Growth-Income Fund consist principally of a diversified group of common stocks, but other types of securities may be held when deemed advisable including preferred stocks and corporate bonds, including convertible bonds.

5. Asset Allocation Fund--This fund seeks total return (including income and capital gains) and preservation of capital over the long-term by investing in a diversified portfolio of securities. These securities can include com-mon stocks and other equity-type securities (such as convertible bonds and preferred stocks), bonds and other intermediate and long-term fixed-income securities and money market instruments.

6. High-Yield Bond Fund--The investment objective is a fully managed, diversi-fied bond portfolio. It seeks high current income and secondarily seeks cap-ital appreciation. This fund will generally be invested substantially in in-termediate-and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

7. Bond Fund--The fund seeks a high level of current income as is consistent with the preservation of capital by investing in a broad variety of fixed income securities including: marketable corporate debt securities, loan par-ticipations, U.S. Government Securities, mortgage-related securities, other asset-backed securities and cash or money market instruments.

8. U.S. Government/AAA-Rated Securities Fund--This fund seeks a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. Government and other debt securities rated AAA or Aaa.

9. Cash Management Fund--The investment objective is high yield while preserv-ing capital by investing in a diversified selection of money market instru-ments.

SALE OF FUND SHARES BY THE SERIES
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the ap-propriate funds to pay annuity payouts, death benefits, surrender/ withdrawal proceeds or for other purposes described in the contract. If you want to trans-fer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. The shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When the series sells shares in any of its funds both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When the series sells shares in any of its funds to separate accounts of unaffiliated life insurance companies, it is said to engage in shared fund-ing.

The series currently engages in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various contractowners participating in a fund could conflict. The series' Board of Trustees will monitor for the existence of any material con-flicts, and determine what action, if any, should be taken. See the Prospectus for the series.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
All dividend and capital gain distributions of the funds are automatically re-invested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as addi-tional units, but are reflected in changes in unit values.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS
We reserve the right, within the law, to make additions, deletions and substi-tutions for the series and/or any funds within the series in which the VAA par-ticipates. (We may substitute shares of other funds for shares already pur-chased, or to be purchased in the future, under the contract. This substitution might occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our man-agement, for the purposes of the contract.) No substitution of the shares at-tributable to your account may take place without notice to you and before ap-proval of the SEC, in accordance with the 1940 Act.

CHARGES AND OTHER DEDUCTIONS

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contract. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including automatic withdrawal servic-es), maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing con-tract confirmations, providing toll-free inquiry services and furnishing tele-phone fund transfer services. The benefits we provide include death benefits, annuity payout benefits and cash surrender value benefits. The risks we assume include: the risk that the actual life span of persons receiving annuity payouts under contract guarantees will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that death benefits paid under the EGMDB or GMDB, will ex-ceed actual contract value; the risk that more owners than expected will qual-ify for waivers of the contingent deferred sales charge; and the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular con-tract. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us.

MAINTENANCE CHARGE

We will deduct a contract maintenance charge of $35 per contract year. This charge will be deducted from the contract value on the last valuation date of each contract year. This charge will also be deducted from the contract value upon surrender.

CONTINGENT DEFERRED SALES CHARGE
A contingent deferred sales charge applies (except as described below) to sur-renders and withdrawals of purchase payments that have been invested for the periods indicated as follows:

                                       Number of complete contract years that
                                       a
                                       purchase
                                       payment
                                       has
                                       been
                                       invested
---------------------------------------------------------------------------------
                                       Less   At
                                       than   least
                                       2      2       3     4     5     6     7+
Contingent deferred sales
charge as a percentage of
the surrendered or withdrawn purchase
payments                               6%     5       4     3     2     1     0

A contingent deferred sales charge does not apply to:

1. A surrender or withdrawal of purchase payments that have been invested at least seven full contract years.

2. The first withdrawal of contract value during a contract year to the extent the withdrawal does not exceed 10% of the purchase payments (this 10% with-drawal exception does not apply to a surrender of a contract);

3. Automatic withdrawals, not in excess of 10% of the purchase payments during a contract year, made by non-trustee contractowners who are at least 59 1/2;

4. A surrender of a contract or withdrawal of contract value as a result of the annuitant's permanent and total disability [as defined in Section 22(e)(3) of the code], after the effective date of the contract and before the annuitant's 65th birthday.

5. A surrender of a contract or withdrawal of contract value of a contract is-sued to employees and registered representatives of any member of the sell-ing group and their spouses and minor children, or to officers, directors, trustees or bona-fide full-time employees of Lincoln National Corp. or The Capital Group, Inc. or their affiliated or managed companies (based upon the contractowner's status at the time the contract was purchased); and

6. A surrender of the contract as a result of the death of the annuitant.

However, the contingent deferred sales charge is not waived as a result of the death of a contractowner who is not the annuitant.

The contingent deferred sales charge is calculated separately for each con-tract year's purchase payments to which a charge applies. (FOR PURPOSES OF CALCULATING THIS CHARGE, WE ASSUME THAT PURCHASE PAYMENTS ARE WITHDRAWN ON A FIRST IN-FIRST OUT BASIS, AND THAT ALL PURCHASE PAYMENTS ARE WITHDRAWN BEFORE ANY EARNINGS ARE WITHDRAWN.) The contingent deferred sales charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

DEDUCTIONS FROM THE VAA FOR ASSUMPTION OF MORTALITY AND EXPENSE RISKS

We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.25% of the daily net asset value as a mortality and expense risk charge. For those contracts which include the EGMDB, the aggregate charge against the VAA is 1.40% consisting of a 1.25% mortality and expense risk charge and a 0.15% risk charge for the EGMDB.

DEDUCTIONS FOR PREMIUM TAXES
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes gen-erally depend upon the law of your state of residence. The tax ranges from 0.5% to 4.0%.

OTHER CHARGES AND DEDUCTIONS
There are deductions from and expenses paid out of the assets of the under-lying series that are described in the Prospectus for the series.

ADDITIONAL INFORMATION

The administrative and contingent deferred sales charges described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribu-tion and/or administrative expenses, or that we perform fewer sales or admin-istrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment proce-dures, (2) the performance of administrative or sales functions by the employ-er, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of administrative and contingent deferred sales charges applicable to a particular contract will be stated in that contract.

THE CONTRACTS

PURCHASE OF CONTRACTS
If you wish to purchase a contract, you must apply for it through a sales rep-resentative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a con-tract is prepared and executed by our legally authorized officers. The con-tract is then sent to you through your sales representative. See Distribution of the contracts.

If a completed application and all other information necessary for processing a purchase order are received, an initial purchase payment will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be com-pleted within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately (unless you specifically autho-rize us to keep it until the application is complete). Once the application is complete, the initial purchase payment must be priced within two business days.

WHO CAN INVEST?

To apply for a contract, you must be of legal age in a state where the con-tracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The an-nuitant cannot be older than age 85 (or older than age 80 in Pennsylvania).

PURCHASE PAYMENTS

Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $1,500 for nonqualified contracts and Section 403(b) transfers/rollovers; and $300 for qualified contracts. The minimum annual amount for subsequent purchase pay-ments is $300 for nonqualified and qualified contracts, with a minimum of $25 per payment. Purchase payments in total may not exceed $1 million for each an-nuitant. If you stop making purchase payments, the contract will remain in force as a paid-up contract as long as the total contract value is at least $300. Payments may be resumed at any time until the annuity commencement date, the surrender of the contract, the maturity date, the death of the contractowner or the death of the annuitant, whichever comes first.

VALUATION DATE
Accumulation and annuity units will be valued once daily at the close of trad-ing (currently 4:00 p.m., New York time) on each day the New York Stock Ex-change is open (valuation date). On any date other than a valuation date, the accumula-tion unit value and the annuity unit value will not change.

ALLOCATION OF PURCHASE PAYMENTS

Purchase payments are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund of the series, according to your instructions.

The minimum amount of any purchase payment which can be put into any one subaccount is $20 under the contract. Upon allocation to the appropriate subaccount, purchase payments are converted into accumulation units. The num-ber of accumulation units credited is determined by dividing the amount allo-cated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at the home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the ac-cumulation unit value computed on the next valuation date. The number of accu-mulation units determined in this way shall not be changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the investments perform, but also upon the expenses of the VAA and the underlying funds.

VALUATION OF ACCUMULATION UNITS
Accumulation units for each subaccount are valued separately. Initially, the value of each accumulation unit was set at $1.00. Thereafter, the value of an accumulation unit in any subaccount on any valuation date equals the value of an accumulation unit in that subaccount as of the preceding valuation date multiplied by the net investment factor of that subaccount for the current valuation period.

The net investment factor is an index used to measure the investment perfor-mance of a subaccount from one valuation date to the next. The net investment factor for any subaccount for any valuation date reflects the change in the net asset value per share of the fund held in the subaccount from one valua-tion period to the next, adjusted for the daily deduction of the mortality and expense risk charge from assets in the subaccount. If any "ex-dividend" date occurs during the valuation period, the per share amount of any dividend or capital gain distribution is taken into account. Also, if any taxes need to be reserved, a per share charge or credit for any taxes reserved for, which is determined by us to have resulted from the operations of the subaccount, is taken into account.

Because a different daily charge is made for contracts with the EGMDB than for those without, a different net investment factor is calculated for each of the two types of contracts, resulting in different corresponding accumulation unit values on any given day.

TRANSFERS BETWEEN SUBACCOUNTS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values as of the valuation date we receive your request provided that your request is received by 4 p.m. New York time. If your request is received after 4 p.m. New York time, the transfer will be done using the accumulation unit values as of the next valuation date. Currently, there is no charge to you for a transfer. How-ever, we reserve the right to impose a charge in the future for transfers.

Transfers between subaccounts are restricted to six times every contract year. We reserve the right to waive this six-time limit. The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount. A transfer may be made by writing to the home office or, if a telephone exchange authorization form (available from us) is on file with us, by a toll-free telephone call. In order to prevent unauthorized or fraudu-lent telephone transfers, we may require the caller to provide certain identi-fying information before we will act upon their instructions. We may also as-sign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following telephone instructions we reasonably believe are genuine. Telephone requests may be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date. Telephone transfers will be processed on the valua-tion date that they are received when they are received at our customer serv-ice center before 4 p.m. New York time.

When thinking about a transfer of contract value, you should consider the in-herent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time.

TRANSFERS TO AND FROM THE GENERAL ACCOUNT ON OR BEFORE THE ANNUITY COMMENCEMENT DATE
You may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. These transfers cannot be elected more than six times every contract year. We reserve the right to waive this six-time limit. The minimum amount which can be transferred to the fixed side is $300 or the total amount in the subaccount, if less than $300. However, if a trans-fer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side. Currently, there is no charge to you for a transfer. However, we reserve the right to impose a charge in the future for any trans-fers to and from the General Account.


You may also transfer all or any part of the contract value from the fixed side of your contract to the various subaccount(s) subject to the following restrictions: (1) the sum of the percentages of fixed value transferred is limited to 25% of the value of the fixed side in any 12 month period; (2) the minimum amount which can be transferred is $300 or the amount in the fixed ac-count; and (3) a transfer cannot be made during the first 30 days after the issue date of the contract and cannot be elected more than six times every contract year. We reserve the right to waive any of these restrictions.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your investment in one subaccount to an-other subaccount or to the fixed side of the contract. Those transfers will be limited to three times per contract year. However, no transfers are allowed from the fixed side of the contract to the subaccounts.

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE
You may designate a beneficiary during the life of the annuitant and change the beneficiary by filing a written request with the home office. Each change of beneficiary revokes any previous designation. We reserve the right to re-quest that you send us the contract for endorsement of a change of beneficia-ry.

If the annuitant dies before the annuity commencement date, a death benefit equal to the greater of: (1) the GMDB or, if elected, the EGMDB; or (2) the current value of the contract, will be paid to your designated beneficiary.

The value of the death benefit will be determined as of the date on which the death claim is approved for payment. This payment will occur upon receipt of:
(1) Proof, satisfactory to us, of the death of the annuitant; (2) Written au-thorization for payment; and (3) Our receipt of all required claim forms, fully completed.

The GMDB is equal to the sum of all purchase payments plus any attributable gain, minus any withdrawals, partial annuitizations and premium taxes in-curred. We determine the attributable gain separately for each contract year on its seventh anniversary (once its surrender charge period has expired). The attributable gain consists of the earnings on a contract year's net purchase payment(s) [purchase payment(s) minus any withdrawals and partial annuitizations, applied on a first-in-first-out basis] as of the valuation date just before its seventh anniversary. This amount will then be included in the GMDB calculation.

If contract conditions are met, the GMDB will be increased automatically by us according to the prescribed formula based upon the contract's internal rate of return. For this to occur, the annuitant, as of the seventh anniversary of each eligible contract year, must still be living and must be less than 81 years of age. For more information about GMDB calculations, please refer to the SAI.

The EGMDB is an alternative to the GMDB for owners of non-qualified contracts or contracts used under an IRA Plan. Under the EGMDB, the death benefit pay-able is the amount equal to the greater of: (1) contract value as of the day on which Lincoln Life approves the payment of the claim; or (2) the highest contract value which the contract attains on any policy anniversary date (in-cluding the inception date) from the time the EGMDB takes effect up to and in-cluding the annuitant's age up to and including 75. The highest contract value so determined is then increased by purchase payments and decreased by partial withdrawals, partial annuitizations, and any premium taxes made, effected or incurred subsequent to the anniversary date on which the highest contract value is obtained.

You can elect the EGMDB during a limited period ending six months after the benefit is approved in your state or ending December 31, 1997, whichever is later. Please see your investment dealer for assistance.

If you elect the EGMDB during this limited period, the benefit will take ef-fect as of the valuation time on the next policy anniversary date following our receipt of the election of this benefit, and we will begin deducting the charge for the EGMDB as of that date. If we receive an election for this bene-fit on a policy anniversary date, the EGMDB will take effect and we will begin deducting the charge for the benefit at the valuation time on that date.

If you elect the EGMDB, you may discontinue the benefit at any time by sending a written request to Lincoln Life. The benefit will be discontinued effective at the valuation time on the next policy anniversary date after we receive the request, and we will cease deducting the charge for the benefit as of that date. If the benefit is discontinued on the policy anniversary date, the bene-fit and the charge will terminate at the valuation time on that date. If you discontinue the benefit, it cannot be reinstated. If you do not elect the EGMDB or you discontinue the benefit after electing it, the GMDB will apply instead and will determine what death benefit is payable.

If the death benefit becomes payable, the beneficiary may elect to receive payment either in the form of a lump-sum settlement or an annuity payout. Fed-eral tax law requires that an annuity election be made no later than 60 days after we receive satisfactory notice of death as discussed previously.

If a lump-sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previ-ously, sub-ject to the laws and regulations governing payment of death benefits. If an election has not been made by the end of the 60-day period, a lump-sum settle-ment will be made to the beneficiary at that time. This payment may be post-poned as permitted by the 1940 Act.

Payment will be made in accordance with applicable laws and regulations gov-erning payment of death benefits.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1. If any beneficiary dies before the annuitant, that beneficiary's interest will go to any other beneficiaries named, according to their respective in-terests (There are no restrictions on the beneficiary's use of the pro-ceeds.); and/or

2. If no beneficiary survives the annuitant, the proceeds will be paid to the contractowner or to his/her estate, as applicable.

JOINT/CONTINGENT OWNERSHIP
If a joint owner is named in the application, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, in-dependently of the other, may exercise any ownership rights in this contract.

A contingent owner may exercise ownership rights in this contract only after the contractowner dies.

DEATH OF CONTRACTOWNER
If the contractowner of a nonqualified contract dies before the annuity com-mencement date, then, in compliance with the code, the cash surrender value of the contract will be paid as follows:

1. Upon the death of a non-annuitant contractowner, the cash surrender value shall be paid to any surviving joint or contingent owner(s). If no joint or contingent owner has been named, then the cash surrender value shall be paid to the annuitant named in the contract; and

2. Upon the death of a contractowner, who is also the annuitant, the death will be treated as death of the annuitant and the provisions of this con-tract regarding death of annuitant will control. If the beneficiary is the surviving spouse of the contractowner, the contract may be continued in the name of that spouse as the new contractowner. If the surviving spouse elects to continue the contract, the contract will continue as though no death benefit had been payable.

The code requires that any distribution be paid within five years of the death of the contractowner unless the beneficiary begins receiving, within one year of the contractowner's death, the distribution in the form of a life annuity or an annuity for a designated period not exceeding the beneficiary's life ex-pectancy.

SURRENDERS AND WITHDRAWALS

Before the annuity commencement date, we will allow the surrender of the con-tract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend upon the annuity option you select.

Special restrictions on surrenders/withdrawals apply if your contract is pur-chased as part of a retirement plan of a public school system or 501(c)(3) or-ganization under Section 403(b) of the code. Beginning January 1, 1989, in or-der for a contract to retain its tax-qualified status, Section 403(b) prohib-its a withdrawal from a 403(b) contract of post-1988 contributions (and earn-ings on those contributions) pursuant to a salary reduction agreement. Howev-er, this restriction does not apply if the annuitant (a) attains age 59 1/2,
(b) separates from service, (c) dies, (d) becomes totally and permanently dis-abled and/or (e) experiences financial hardship (in which event the income at-tributable to those contributions may not be withdrawn).

Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will be subject to the restrictions.

The contract value available upon surrender/ withdrawal is the cash surrender value of the contract at the end of the valuation period during which the written request for surrender/withdrawal is received at the home office. Un-less a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the General Account in the same proportion that the amount of withdrawal bears to the total contract value. The minimum amount which can be withdrawn is $300, and the remaining contract value must be at least $300. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.

There are charges associated with the surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. See Charges and other deductions.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax status.

Participants in the Texas Optional Retirement Program should refer to Restric-tions under the Texas Optional Retirement Program, later in this Prospectus booklet.

If the total contract value is less than $300, and if no purchase payments have been made for at least two years, we reserve the right to terminate the contract.

REINVESTMENT PRIVILEGE
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit the surrender/withdrawal charges previously deducted. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and re-quest for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate trans-actions. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.

AMENDMENT OF CONTRACT
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

COMMISSIONS

The maximum commission which will be paid to dealers is equal to 4.0% of each purchase payment; plus an annual continuing commission equal to 0.25% of the value of contract purchase payments invested for at least 15 months; plus an annual persistency bonus equal to 0.40% of each contract year's increased GMDB (regardless of whether or not the EGMDB is in effect), paid over a period of eight years. At times, additional sales incentives (up to 0.30% of purchase payments and up to 0.05% of the contract value in the VAA while the EGMDB is in effect) may be provided to dealers maintaining certain sales volume levels. In addition, the equivalent of 4.0% of contract value can be paid to dealers upon annuitization. These commissions are not deducted from purchase payments or contract value; they are paid by us.

OWNERSHIP
As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries. The assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as per-mitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

CONTRACTOWNER QUESTIONS

The obligations to purchasers under the contracts are those of Lincoln Life. Your questions about your contract should be directed to us at 1-800-942-5500.

ANNUITY PAYOUTS

When you apply for a contract, you may select any annuity commencement date permitted by law. (PLEASE NOTE THE FOLLOWING EXCEPTION: Contracts issued under qualified employee pension and profit-sharing trusts [described in Section 401(a) and tax exempt under Section 501(a) of the code] and qualified annuity plans [described in Section 403(a) of the code], including H.R.10 trusts and plans covering self-employed individuals and their employees, provide for an-nuity payouts to start at the date and under the option specified in the plan.)

The contract provides optional forms of payouts of annuities (annuity op-tions), each of which is payable on a variable basis, a fixed basis or a com-bination of both. The contract provides that all or part of the contract value may be used to purchase an annuity.

You may elect annuity payouts in monthly, quarterly, semiannual or annual in-stallments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available:

ANNUITY OPTIONS
LIFE ANNUITY. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficia-ries. HOWEVER, THERE IS THE RISK UNDER THIS OPTION THAT THE ANNUITANT WOULD RECEIVE NO PAYOUTS IF HE/SHE DIES BEFORE THE DATE SET FOR THE FIRST PAYOUT; ONLY ONE PAYOUT IF DEATH OCCURS BEFORE THE SECOND SCHEDULED PAYOUT, AND SO ON.

LIFE INCOME WITH PAYOUTS GUARANTEED FOR DESIGNATED PERIOD. This option guaran-tees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

JOINT LIFE ANNUITY. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts con-tinue during the lifetime of the survivor.

JOINT LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues dur-ing the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

JOINT-AND-TWO-THIRDS SURVIVOR ANNUITY. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

UNIT REFUND LIFE ANNUITY. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, di-vided by (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for pay-ment by the home office.

None of the options listed above currently provide withdrawal features, per-mitting the contractowner to withdraw commuted values as a lump sum payment. Other options, with or without withdrawal features, may be made available by us. Options are only available to the extent they are consistent with the re-quirements of the contract and Section 72(s) of the code, if applicable. The mortality and expense risk charge will be assessed on all variable annuity payouts, including options that may be offered that do not have a life contin-gency and therefore no mortality risk.

The annuity commencement date is usually on or before the annuitant's 85th birthday. You may change the annuity commencement date, change the annuity op-tion or change the allocation of your investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) with 120 monthly payouts guaranteed except when a joint life payout is required by law. Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of a joint life annuity) will be paid to your beneficiary as payouts become due.

VARIABLE ANNUITY PAYOUTS
Variable annuity payouts will be determined using:

1. The contract value on the annuity commencement date;

2. The annuity tables contained in the contract;

3. The annuity option selected; and

4. The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will de-pend upon how the underlying fund(s) perform, relative to the 4% assumed rate. There is a more complete explanation of this calculation in the SAI.

FEDERAL TAX STATUS

This section is a discussion of the Federal income tax rules applicable to the contracts as of the date of this Prospectus. More information is provided in the SAI. THESE DISCUSSIONS AND THOSE IN THE SAI ARE NOT INTENDED AS TAX AD-VICE. This section does not discuss the Federal tax consequences resulting from every possible situation. No attempt has been made to consider any appli-cable state, local or foreign tax law, other than the imposition of any state premium taxes (See Deductions for premium taxes). If you are concerned about the tax implications with respect to the contracts, you should consult a tax advisor. The following discussion is based upon our understanding of the pres-ent Federal income tax laws as they are currently interpreted by the IRS. No representation is made about the likelihood of continuation of the present Federal income tax laws or their current interpretations by the IRS.

TAXATION OF NONQUALIFIED CONTRACTS
You are generally not taxed on increases in the value of your contract until a distribution occurs. This distribution can be in the form of a lump sum payout received by requesting all or part of the cash surrender value (i.e. surrenders/withdrawals) or as annuity payouts. For this purpose, the assign-ment or pledge of, or the agreement to assign or pledge, any portion of the value of a contract will be treated as a distribution. A transfer of ownership of a contract, or designation of an annuitant (or other beneficiary) who is not also the contractowner, may also result in tax consequences. The taxable portion of a distribution (in the form of a lump sum payout or an annuity) is taxed as ordinary income. For purchase payments made after February 28, 1986, a contractowner who is not a natural person (for example, a corporation), subject to limited exceptions, will be taxed on any increase in the contract's cash value over the investment in the contract during the taxable year, even if no distribu-tion occurs. [See Section 72(u) of the code.] The next discussion applies to contracts owned by natural persons.

In the case of a surrender under the contract or withdrawal of contract value, generally amounts received are first treated as taxable income to the extent that the cash value of the contract immediately before the surrender exceeds the investment in the contract at that time. Any additional amount withdrawn is not taxable. The investment in the contract generally equals the portion, if any, of any purchase payment paid by or on behalf of an individual under a contract which is not excluded from the individual's gross income.

Even though the tax consequences may vary depending on the form of annuity payout selected under the contract, the contractowner of an annuity payout generally is taxed on the portion of such payout that exceeds the investment in the contract. For variable annuity payouts, the taxable portion is deter-mined by a formula that establishes a specific dollar amount of each payout that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payouts. For fixed annuity payouts, there generally is no tax on the portion of each payout that represents the same ratio that the investment in the contract bears to the to-tal expected value of payouts for the term of the annuity; the remainder of each payout is taxable. For individuals whose annuity starting date is after December 31, 1986, the entire distribution (whether fixed or variable) will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the contract.

There may be imposed a penalty tax on distributions equal to 10% of the amount treated as taxable income. The penalty tax is not imposed in certain circum-stances, which generally are distributions:

1. Received on or after the contractowner attaining age 59 1/2;

2. Made as a result of death or disability of the contractowner;

3. Received in substantially equal periodic payments such as a life annuity (subject to special recapture rules if the series of payouts is subse-quently modified);

4. Under a qualified funding asset in a structured settlement;

5. Under an immediate annuity contract as defined in the code;

6. Under a contract purchased in connection with the termination of certain retirement plans.

TAXATION OF QUALIFIED CONTRACTS
The contracts may be purchased in connection with the following types of tax-favored retirement plans:

1. Contracts purchased for employees of public school systems and certain tax-exempt organizations, qualified under Section 403(b) of the code (normally for transfers or rollovers only);

2. Pension and profit-sharing plans of self-employed individuals (H.R. 10 or Keogh plans) or corporations, qualified under Section 401(a) or 403(a) of the code;

3. IRAs, qualified under Section 408 of the code;

4. Deferred compensation plans of state or local governments, qualified under
   Section 457 of the code; and/or

5. SEPs, qualified under Section 408(k) of the code.

The tax rules applicable to these plans, including restrictions on contribu-tions and benefits, taxation of distributions and any tax penalties, vary ac-cording to the type of plan and its terms and conditions. Participants under such plans, as well as contractowners, annuitants and beneficiaries, should be aware that the rights of any person to any benefits under such plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contracts. Purchasers of contracts for use with any qualified plan, as well as plan participants and beneficiaries, should consult counsel and other advisors as to the suitability of the contracts to their specific needs, and as to applicable code limitations and tax conse-quences.

MULTIPLE CONTRACTS
All contracts entered into after October 21, 1988, and issued by the same in-surance company (or its affiliates) to the same contractowner during any cal-endar year will be treated as a single contract for tax purposes.

INVESTOR CONTROL

The Treasury Department has indicated that guidelines may be issued under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the contractowner has excessive control over the invest-ments underlying the contract. They may consider the number of investment op-tions or the number of transfer opportunities available between options as relevant when determining excessive control. The issuance of those guidelines may require us to impose limitations on your right to control the investment. We do not know whether any such guidelines would have a retroactive effect.

Section 817(h) of the Code and the related regulations that the Treasury De-partment has adopted require that assets underlying a variable annuity con-tract be adequately diversified. The regulations provide that a variable annu-ity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations
was in     -
advertent, the failure is corrected, and the contractowner or we pay an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the contractowner if the income, for the period the contract was not diversified, had been received by the contractowner. If the failure to diversify is not corrected in this manner, the contractowner of an annuity contract will be deemed to be the owner of the underlying securities and will be taxed on the earnings of his or her account. We believe, under our interpretation of the Code and regulations thereunder, that the investments underlying this contract meet these diversification standards.

WITHHOLDING
Generally, pension and annuity distributions are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Under the Unemployment Compensation Amendments of 1992 (UCA), 20% income tax withholding may apply to eligible rollover distributions. All taxable distributions from qualified plans and Section 403(b) annuities are eligible rollover distributions, except (1) annuities paid out over life or life expectancy, (2) installments paid for a period spanning 10 years or more, and (3) required minimum distributions. The UCA imposes a mandatory 20% income tax withholding on any eligible rollover distribution that the contractowner does not elect to have paid in a direct rollover to another qualified plan,
Section 403(b) annuity or individual retirement account. Distributions from
Section 457 plans are subject to the general wage withholding rules.

VOTING RIGHTS

As required by law, we will vote the series shares held in the VAA at meetings of the shareholders of the series. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which in-vest in funds of the series. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the series shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by ap-plying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. After the annuity commencement date, the votes at-tributable to a contract will decrease.

Series shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholder's meeting is called, each person having a voting inter-est in a subaccount will receive proxy voting material, reports and other ma-terials relating to the series. Since the series engages in shared funding, other persons or entities beside Lincoln Life may vote series shares. See Sale of fund shares by the series.

DISTRIBUTION OF THE CONTRACTS

American Funds Distributors, Inc. (AFD), 333 South Hope Street, Los Angeles, Ca 90071, is the distributor and principal underwriter of the contracts. They will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with AFD and have been licensed by state insurance departments to represent us. AFD is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers (NASD). Lincoln Life will offer contracts in all states where it is licensed to do business.

RETURN PRIVILEGE

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage pre-paid, to the home of-fice at P.O. Box 2348, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. With respect to the fixed portion of a contract, we will return purchase payments. With respect to the VAA, except as explained in the following paragraph, we will return the contract value as of the date of receipt of the cancellation, plus any con-tract maintenance and administrative fees and any premium taxes which had been deducted. No contingent deferred sales charge will be assessed. A purchaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the pur-chase payment(s).

STATE REGULATION

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits partic-ipants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon:

1. Termination of employment in all institutions of higher education as de-fined in Texas law;

2. Retirement; or

3. Death.

Accordingly, participants in the ORP will be required to obtain a certificate of termination from their employer(s) before accounts can be redeemed.


STATEMENT OF ADDITIONAL
INFORMATION TABLE OF
CONTENTS FOR
SEPARATE ACCOUNT E

Item
-----------------------------------------
General Information and History of
Lincoln Life
-----------------------------------------
Special Terms
-----------------------------------------
Services
-----------------------------------------
Principal Underwriter
-----------------------------------------
Purchase of Securities Being Offered
-----------------------------------------

For a free copy of the SAI please see page one of this booklet.
RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are re-sponsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Mar-ket Street, Philadelphia, PA 19203, to provide accounting services, to the VAA. We will mail to you, at your last known address of record at the home of-fice, at least semiannually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further informa-tion about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those con-tracts and instruments, please refer to those documents as filed with the SEC. Lincoln National Variable Annuity Account H and Lincoln National Flexible Pre-mium Variable Life Accounts F, G and J (all registered as investment companies under the 1940 Act) and Lincoln National Flexible Premium Group Variable Annu-ity Accounts 50, 51 and 52 are all segregated investment accounts of Lincoln Life which also invest in the series. The series also offers shares of the funds to other segregated investment accounts.


Item
-------------------------------------------------
Annuity Payments
-------------------------------------------------
Federal Tax Status
-------------------------------------------------
Automatic Increase in the Guaranteed Minimum
Death Benefit
-------------------------------------------------
Financial Statements
-------------------------------------------------

THE AMERICAN LEGACY

LINCOLN NATIONAL
VARIABLE ANNUITY ACCOUNT E (REGISTRANT)

LINCOLN NATIONAL
LIFE INSURANCE COMPANY (DEPOSITOR)

STATEMENT OF ADDITIONAL INFORMATION (SAI)

This Statement of Additional Information should be read in conjunction with the Prospectus of Lincoln National Variable Annuity Account E dated April 30, 1997. You may obtain a copy of the Account E Prospectus on request and without charge. Please write
American Legacy Customer Service, Lincoln National Life Insurance Co.,
P.O. Box 2348, Fort Wayne, Indiana 46801 or call 1-800-942-5500.

TABLE OF CONTENTS

                                      Page
------------------------------------------
GENERAL INFORMATION AND HISTORY OF
LINCOLN LIFE                          B-2
------------------------------------------
SPECIAL TERMS                         B-2
------------------------------------------
SERVICES                              B-2
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PRINCIPAL UNDERWRITER                 B-2
------------------------------------------
PURCHASE OF SECURITIES BEING OFFERED  B-2
------------------------------------------

                                      Page
                                         -
ANNUITY PAYMENTS                      B-2
                                         -
FEDERAL TAX STATUS                    B-3
                                         -
AUTOMATIC INCREASE IN THE GUARANTEED
MINIMUM DEATH BENEFIT                 B-6
                                         -
FINANCIAL STATEMENTS                  B-8
                                         -

THIS SAI IS NOT A PROSPECTUS.

SPECIAL NOTICE TO CONTRACTOWNERS ABOUT THIS YEAR'S LINCOLN LIFE FINANCIAL STATEMENTS. Each year Lincoln Life is required by law to prepare financial statements for different purposes. Two of the most important purposes are fil-ing with state insurance departments and for inclusion in the securities regis-tration statements for our variable products, like this one. In the past we have interpreted the prevailing regulations as requiring presentation of these statements according to two different sets of accounting principles--one for the insurance regulators (known as Statutory Accounting Principles, or STAP) and one for the SEC (known as Generally Accepted Accounting Principles, or GAAP).

When we create two sets of financial statements for the same insurer it re-quires nearly double the time commitment of our internal accounting staff, and two separate audits by our independent auditors. In an effort to control costs and eliminate duplication of efforts, we have reviewed the SEC's requirements for the mode of presentation of the insurer's financial statements in this reg-istration statement, and we have discussed these requirements with the SEC staff. As a result of these discussions and on advice of counsel, we shall now begin to use the STAP-basis statements (which we call Statutory Statements) ex-clusively, both for the insurance regulators and for our securities registra-tion statements. This is consistent with the current practice of many other in-surers.

We believe that both Statutory and GAAP statements fairly present the financial position of Lincoln Life for the periods indicated, in accordance with those respective accounting principles. However, between the two there are some im-portant differences in accounting theory and financial statement presentation. FOR THAT REASON, IN THIS TRANSITION YEAR WE INCLUDE HERE BOTH STATUTORY AND GAAP STATEMENTS. This should permit you to evaluate the financial position of Lincoln Life from both points of view, and should help you understand the dif-ferences between Statutory and GAAP statements. BEGINNING NEXT YEAR WE SHALL PRESENT ONLY THE STATUTORY STATEMENTS.

The date of this SAI is April 30, 1997.

GENERAL INFORMATION AND HISTORY OF LINCOLN NATIONAL LIFE INSURANCE CO. (LINCOLN LIFE)

The prior Depositor of the Account, Lincoln National Pension Insurance Compa-ny, was merged into Lincoln Life, effective January 1, 1989. Lincoln Life, or-ganized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of annuities and life and health insurance contracts, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance holding company domi-ciled in Indiana.

SPECIAL TERMS

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term, "Valuation Date", the New York Stock Exchange is currently closed on weekends and on these holidays: New Year's Day, Presi-dent's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiv-ing Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday.

SERVICES

INDEPENDENT AUDITORS

The financial statements of the Variable Annuity Account (VAA) and the finan-cial statements and schedules of Lincoln Life appearing in this SAI and regis-tration statement have been audited by Ernst & Young LLP, independent audi-tors, as set forth in their reports which also appear elsewhere in this docu-ment and in the registration statement. The financial statements and schedules have been included in this document in reliance upon the reports given upon the authority of Ernst & Young, LLP as experts in accounting and auditing.

KEEPER OF RECORDS

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life or by third parties re-sponsible to Lincoln Life. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by Lincoln Life for this service.

PRINCIPAL UNDERWRITER

Lincoln Life has contracted with American Funds Distributors, Inc. (AFD), 333 South Hope St., Los Angeles, California 90071, a licensed broker-dealer, to distribute the contracts through certain legally authorized sales persons and organizations (brokers). AFD and its brokers are compensated under a standard compensation schedule.

PURCHASE OF SECURITIES BEING OFFERED

The contracts are no longer being offered. Although there are no special pur-chase plans for any class of prospectus buyers, the contingent deferred sales charge normally assessed upon surrender or withdrawal of contract value will be waived for officers, directors, or bona fide full time employees of the LNC, the Capital Group, Inc., their affiliated or managed companies, and cer-tain other persons. See Contingent deferred sales charges in the Prospectus.

Both before and after the annuity commencement date, there are exchange privi-leges between subaccounts, and from the VAA to the General Account, subject to restrictions set out in the Prospectus. See The contracts, in the Prospectus. No exchanges are permitted between the VAA and other separate accounts.

ANNUITY PAYMENTS

VARIABLE ANNUITY PAYMENTS
Variable annuity payments will be determined on the basis of: (1) the dollar value of the contract prior to the annuity commencement date; (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and
(4) the investment results of the fund(s) selected. In order to determine the amount of variable annuity payments, Lincoln Life makes the following calcula-tion: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the con-tract valued as of the fourteenth day prior to the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. Amounts shown in the tables are based on the 1971 Individual Annuity Mortality Tables, modified, with an assumed invest-ment return at the rate of 4% per annum. The first annuity payout is deter-mined by multiplying the benefit per $1,000 of value shown in the contract ta-bles by the number of thousands of dollars of value accumulated under the con-tract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The 4% interest rate stated above is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds 4%, the payment will in-crease at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payments would start at a higher level but would decrease more rapidly or increase more slowly.

Lincoln Life may use sex distinct annuity tables in contracts that are not as-sociated with employer sponsored plans and where not prohibited by law.

At the annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payments are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount se-lected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent annuity payouts is determined by multiply-ing the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payment is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immedi-ately preceding valuation date by the product of:

a. The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and

b. A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

PROOF OF AGE, SEX AND SURVIVAL
Lincoln Life may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.

FEDERAL TAX STATUS

GENERAL
The operations of the VAA form a part of, and are taxed with, the operations of Lincoln Life under the Internal Revenue Code of 1986, as amended (the "Code"). Investment income and realized net capital gains on the assets of the VAA are reinvested and taken into account in determining the accumulation and annuity unit values. As a result, such investment income and realized net cap-ital gain are automatically retained as part of the reserves under the con-tract. Under existing federal income tax law, Lincoln Life believes that the VAA investment income and realized net capital gain are not taxed to the ex-tent they are retained as part of the reserves under the contract. According-ly, Lincoln Life does not anticipate that it will incur any federal income tax liability attributable to the VAA, and therefore it does not intend to make any provision for such taxes. However, if changes in the federal tax laws or interpretations thereof result in Lincoln Life's being taxed on income or gain attributable to the VAA, then Lincoln Life may impose a charge against the VAA (with respect to some or all contracts) in or-der to make provision for payment of such taxes.

TAX STATUS OF NONQUALIFIED CONTRACTS
Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund the shares of which are owned by separate ac-counts of insurance companies) underlying the contract be "adequately diversi-fied" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The VAA, through each of the funds, intends to comply with the diversification requirements prescribed in regulations, which affect how the assets in each of the funds in which the VAA invests may be invested. Capital Research and Management Company is not affiliated with Lincoln Life and Lincoln Life does not have control over the Series or its investments. However, Lincoln Life believes that each fund in which the VAA owns shares will meet the diversification requirements and that therefore the contracts will be treated as annuities under the Code.

The regulations relating to diversification requirements do not provide guid-ance concerning the extent to which contractowners may direct their invest-ments to particular subaccounts of a separate account. When guidance is pro-vided, the contract may need to be modified to comply with that guidance. For these reasons, Lincoln Life reserves the right to modify the contract as nec-essary to prevent the contractowner from being considered the owner of the as-sets of the VAA.

In addition, Section 72(s) of the Code provides that contracts issued after January 18, 1995, will not be treated as annuity contracts for purposes of Section 72 unless the contract provides that (1) if any contractowner dies on or after the annuity starting date prior to the time the entire interest in the contract has been distributed, the re-maining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the contractowner's death; and (2) if any contractowner dies prior to the annuity starting date, the entire interest must be distributed within five years after the death of the contractowner. These requirements are considered satisfied if any portion of the contractowner's interest that is payable to or for the benefit of a "designated beneficiary" is distributed over that designated beneficiary's life, or a period not extending beyond the designated beneficiary's life ex-pectancy, and if that distribution begins within one year of the contractowner's death. The "designated beneficiary" must be a natural person. However, the contract may be continued in the name of the contractowner's sur-viving spouse as the contractowner. Contracts issued after January 18, 1995, contain provisions intended to comply with these Code requirements. No regula-tions interpreting these requirements have yet been issued. Thus, no assurance can be given that the provisions contained in contracts issued after January 18, 1995 satisfy all such Code requirements. However, Lincoln Life believes that such provisions in such contracts meet these requirements. Lincoln Life intends to review such provisions and modify them as necessary to assure that they comply with the requirements of Section 72(s) when clarified by Regula-tion or otherwise.

TAX STATUS OF CONTRACTS USED WITH CERTAIN PLANS
The rules governing the tax treatment of contributions and distributions under qualified plans, as set forth in the Code and applicable rulings and regula-tions, are complex and subject to change. These rules also vary according to the type of plan and the terms and conditions of the plan itself. Therefore, no attempt is made herein to provide more than general information about the use of contracts with the various types of plans, based on Lincoln Life's un-derstanding of the current federal tax laws as interpreted by the Internal Revenue Service. Purchasers of contracts for use with such a plan and plan participants and beneficiaries should consult counsel and other competent ad-visers as to the suitability of the plan and the contract to their specific needs, and as to applicable Code limitations and tax consequences. Partici-pants under such plans, as well as contractowners, annuitants, and beneficia-ries, should also be aware that the rights of any person to any benefits under such plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the contract.

Following are brief descriptions of the various types of plans and of the use of contracts in connection therewith.

PUBLIC SCHOOL SYSTEMS AND 501(C)(3)
ORGANIZATIONS [SECTION 403(B) PLANS]
Payments made to purchase annuity contracts by public school systems or 501(c)(3) organizations for their employees are excludable from the gross in-come of the employee to the extent that aggregate payments for the employee do not exceed the "exclusion allowance" provided by Section 403(b) of the Code, the over-all limits for excludable contributions of Section 415 of the Code or the limit on elective contributions. Furthermore, the investment results of the fund credited to the account are not taxable until benefits are received either in the form of annuity payments, in a single sum, or a withdrawal.

If an employee's individual account is surrendered, usually the full amount received would be includable in income for that year at ordinary rates.

QUALIFIED CORPORATE EMPLOYEE'S PENSION
AND PROFIT-SHARING TRUSTS AND QUALIFIED
ANNUITY PLANS
Payments made by a corporate employer and the increments on all payments for qualified corporate plans are not taxable as income to the employee until dis-tributed. However, the employee may be required to include these amounts in gross income prior to distribution if the qualified plan or trust loses its qualification. Corporate plans qualified under Section 401(a) or 403(a) of the Code are subject to extensive rules, including limitations on maximum contri-butions or benefits. For plan years beginning after December 31, 1996, tax ex-empt organizations, except state and local governments, may have 401(k) plans.

Distributions of amounts in excess of non-deductible employee contributions are generally taxable as ordinary income. If an employee or beneficiary re-ceives a "lump-sum distribution," that is, if the employee or beneficiary re-ceives in a single tax year the total amounts payable with respect to that em-ployee, and the benefits are paid as a result of the employee's death or sepa-ration from service or after the employee attains 59 1/2, taxable gain may be eligible for special "lump sum averaging" treatment. These special tax rules are not available in all cases.

SELF-EMPLOYED INDIVIDUALS
(H.R. 10 OR KEOGH)
Under Code provisions, self-employed individuals may establish plans commonly known as "H.R. 10" or "Keogh plans" for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. Such plans are subject to special rules in addition to those applicable to qualified corporate plans, although certain of these rules have been repealed or modified effective in 1984. Purchasers of the Contracts for use with H.R. 10 plans should seek com-petent advice as to suitability of plan documents and the funding contracts.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)
Under Section 408 of the Code, individuals may participate in a retirement program known as Individual Retirement Annuity (IRA). An individual may make an annual IRA contribution of up to the lesser of $2,000 (or $4,000 if IRAs are maintained for both the individual and his nonworking spouse) or 100% of compensation. However, IRA contributions may be non-deductible in whole or in part if (1) the individual or his spouse is an active participant in certain other retirement programs and (2) the income of the individual (or of the in-dividual and his spouse) exceeds a specified amount. Distributions from cer-tain other IRA plans or qualified plans may be "rolled over" to an IRA on a tax deferred basis without regard to the limit on contributions, provided cer-tain requirements are met. Distributions from IRA's are subject to certain re-strictions. Deductible IRA contributions and all IRA earnings will be taxed as ordinary income when distributed. The failure to satisfy certain Code require-ments with respect to an IRA may result in adverse tax consequences.

DEFERRED COMPENSATION PLANS
(SECTION 457 PLANS)

Under the Code provisions, employees and independent contractors (partici-pants) performing services for state and local governments and tax-exempt or-ganizations may establish deferred compensation plans. While participants in such plans may be permitted to specify the form of investment in which their plan accounts will participate, all such investments are owned by the sponsor-ing employer and are subject to the claims of its creditors. Plans of state or local governments established on August 20, 1996, or later, must hold all as-sets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their beneficiaries. Section 457 plans that were in existence before August 20, 1996 are allowed until January 1, 1999 to meet this requirement. The amounts deferred under a plan which meet the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or bene-ficiary. Deferrals are taxed as compensation from the employer when they are actually or constructively received by the employee. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $7,500 or 33 1/3% of the participant's includable compensation. However, in the lim-ited circumstances, up to $15,000 may be deferred in each of the last three years before retirement.

SIMPLIFIED EMPLOYEE PENSION PLANS [SECTION 408(K)]

An employer may make contributions on behalf of employees to a Simplified Em-ployee Pension Plan ("SEPP") as provided by Section 408(k) of the Code. The contributions and distribution dates are limited by the Code provisions. All distributions from the plan will be taxed as ordinary income. Any distribution before the employee attains age 59 1/2 (except in the event of death or dis-ability) or the failure to satisfy certain other Code requirements may result in adverse tax consequences. For tax years after 1996, salary reductions SEPs (SAR/SEP) may no longer be established. However, SAR/SEPs in existence prior to January 1, 1997 may continue to receive contributions.

TAX ON DISTRIBUTIONS FROM QUALIFIED CONTRACTS
The following rules generally apply to distributions from contracts purchased in connection with the plans discussed above, other than 457 Plans.

The portion, if any, of any contribution under a contract made by or on behalf of an individual which is not excluded from the employee's gross income (gen-erally, the employee's own non-deductible contributions) constitutes his "in-vestment in the contract." If a distribution is made in the form of annuity payments, the employee's "investment in the contract" (adjusted for certain refund provisions) divided by his life expectancy (or other period for which annuity payments are expected to be made) constitutes a tax-free return of capital each year. The dollar amount of annuity payments received in any year in excess of such return is taxable as ordinary income. However, for employees whose annuity starting date is after December 31, 1986, all distributions will be fully taxable once the employee is deemed to have recovered the dollar amount of his investment in the Contract. Notwithstanding the above, if the employee's annuity starting date was on or before July 1, 1986 and if his in-vestment in the contract will be recovered within three years of his annuity starting date, no amount is included in income until he has fully recovered such investment. For amounts distributed after 1986, new rules generally pro-vide that all distributions which are not received as an annuity will be taxed as a pro rata distribution of taxable and non-taxable amounts (rather than as a distribution first of non-taxable amounts).

If a surrender of or withdrawal from the contract is effected and a distribu-tion is made in a single payment, the proceeds may qualify for special "lump-sum distribution" treatment under certain qualified plans, as discussed above. Otherwise, the amount by which the payment exceeds the "investment in the con-tract" (adjusted for any prior withdrawals) allocated to that pay-ment, if any, will be taxed as ordinary income in the year of receipt.

Distributions from qualified plans, 403(b) plans and IRAs will be subject to
(1) a 10% penalty tax if made before age 59 1/2 unless certain other excep-tions apply, and (2) except during 1997, 1998, and 1999, a 15% penalty tax on combined annual distributions in excess of $150,000 (as indexed), subject to various special rules. Failure to meet certain minimum distribution require-ments for the above plans, as well as for Section 457 plans, will result in a 50% excise tax. Various other adverse tax consequences may also be potentially applicable in certain circumstances to these types of plans.

Upon an annuitant's death, the taxation of benefits payable to his beneficiary generally follow these same principles, subject to a variety of special rules.

OTHER CONSIDERATIONS

It should be understood that the foregoing comments about the federal tax con-sequences under these contracts are not exhaustive and that special rules are provided with respect to other tax situations not discussed herein. Further, the foregoing discussion does not address any applicable state, local, or for-eign tax laws. In recent years, numerous changes have been made in the federal income tax treatment of contracts and retirement plans, which are not fully discussed above. Before an investment is made in any of the above plans, a tax adviser should be consulted.

AUTOMATIC INCREASE IN THE GUARANTEED MINIMUM DEATH BENEFIT

Subject to the following terms and conditions, once a contract has been in force for a certain period, Lincoln National Life Insurance Co. (Lincoln Life) will automatically increase the Guaranteed Minimum Death Benefit (GMDB):

Lincoln Life will automatically increase the GMDB, separately for each con-tract year's purchase payment(s), effective upon the seventh anniversary of each eligible contract year in which those payments were made (as the contin-gent deferred sales charge expires on those payments).

The Attributable Gain (AG), used to increase the GMDB, will be calculated based on the contract value at the close of business on the last valuation date preceding the seventh anniversary of the contract year for which the in-crease is made. The AG will be the amount which results from allocating the total appreciation in the contract to each contract year's purchase payments adjusted by withdrawals on a first-in-first out (FIFO) basis based on Lincoln Life's internal rate of return (IRR) calculation (as described below).

If a single purchase payment was deposited or multiple deposits were made in the first contract year only, then, upon adjustment, the increased GMDB will be the contract value on the seventh contract anniversary. However, if con-tract value is less than net purchase payments, the GMDB will not be adjusted.

If purchase payments have been deposited in multiple contract years, then, upon adjustment, the increased GMDB will be the sum of all purchase payments plus any attributable gain, as calculated for each contract year which has reached its seventh anniversary, minus any withdrawals, partial annuitizations, and premium taxes incurred.

The IRR is the level compound rate of return, calculated by Lincoln Life, at which purchase payments less withdrawals will accumulate to the contract value on the contract anniversary beginning with the seventh anniversary. The appli-cation of the IRR methodology to any particular contract year could allocate gain, if any, in a manner which does not precisely correlate with the con-tract's actual investment experience for a particular contract year or subaccount. The calculation of the IRR assumes all purchase payments and with-drawals occur at the beginning of the year in which they were made. Once the IRR has been determined, the gain attributable to each contract year is calcu-lated by applying the IRR to the purchase payments, less any withdrawals ap-plied on a FIFO basis.

FINANCIAL STATEMENTS

Financial statements for the VAA and the company appear on the following pages. For more information about the financial statements for the company provided in this SAI, please see the cover page of this SAI.

[FINANCIAL STATEMENTS TO BE INCLUDED BY AMENDMENT]

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E

                      POST-EFFECTIVE AMENDMENT ON FORM N-4

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

    1. Part A. The Table of Condensed Financial Information is included in Part A of this Registration Statement.

    2. Part B. The following Financial Statements of Account E are included in Part B of this Registration Statement:(TO BE FILED BY AMENDMENT)


         Statement of Assets and Liabilities -- December 31, 1996
         Statement of Operations -- Year ended December 31, 1996
         Statements of Changes in Net Assets -- Years ended December 31, 1996 and 1995
         Notes to Financial Statements -- December 31, 1996
         Report of Ernst & Young LLP, Independent Auditors

    3. Part B. The following Consolidated Financial Statements and Schedules of The Lincoln National Life Insurance Company are included in Part B of the Registration Statement: (TO BE FILED BY AMENDMENT)

         Consolidated Balance Sheets -- December 31, 1995 and 1994 Consolidated Statements of Income -- Years ended December 31, 1995, 1994 and 1992
         Consolidated Statements of Shareholder's Equity -- Years ended December 31, 1995, 1994 and 1993
         Consolidated Statements of Cash Flows -- Years Ended December 31, 1995, 1994 and 1993
         Notes to Consolidated Financial Statements -- December 31,  1995
         Schedule I-Summary of Investments-Other than Investments in Related Parties -- December 31, 1995
         Schedule III-Supplementary Insurance Information -- Years ended December 31, 1995, 1994 and 1993
         Schedule IV-Reinsurance -- Years ended December 31, 1995, 1994 and 1993
         Schedule V-Valuation and Qualifying Accounts-- Years ended December 31, 1995, 1994 and 1993
         Report of Ernst & Young LLP, Independent Auditors

         The following Statutory Financial Statements and Schedules of Lincoln National Life Insurance Company are included in the SAI: (TO BE FILED BY AMENDMENT)

         Balance Sheets -- Statutory Basis -- Years ended December 31, 1996 and 1995
         Statements of Income -- Statutory Basis -- Years ended December 31, 1996, 1995, and 1994
         Statements of Capital and Surplus -- Statutory Basis -- Years ended December 31, 1996, 1995, and 1994
         Notes to Financial Statements -- December 31, 1996
         Supplemental Schedule of Selected Statutory-Basis Financial Data -- December 31, 1996
         Report of Ernst & Young LLP, Independent Auditors

                    (b)  List of Exhibits

(4)      Form of Rider to Variable Annuity Contract
(8)      Services Agreement with the Delaware Management Company.

(9) Consent and Opinion of Jeremy Sachs, Senior Counsel, Lincoln National Life Insurance Company (TO BE FILED BY AMENDMENT)

(10) Consent of Ernst & Young LLP, Independent Auditors. (TO BE FILED BY AMENDMENT)

(14)     Financial Data Schedules (TO BE FILED BY AMENDMENT)

(15)     Other Exhibits:

                    (a) Organizational Chart of the Lincoln National Insurance Holding Company System

                    (b)  Books and Records Report. (TO BE FILED BY
                         AMENDMENT)

Item 25.
                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                  Positions and Offices with LNL
----                  ------------------------------

Ian M. Rolland**         Director

Jon A. Boscia*           President, Chief Executive Officer and Director

Carolyn P. Brody*        Vice President

Thomas L. Clagg*         Vice President and Associate General Counsel

Kelly D. Clevenger*      Vice President

Jeffrey K. Dellinger*    Vice President

Jack D. Hunter*          Executive Vice President and General Counsel

Donald E. Keller*        Vice President

H. Thomas Mc Meekin**    Director

Reed P. Miller*          Vice President

Stephen H. Lewis*        Senior Vice President

Lawrence T. Rowland ***  Executive Vice President

Keith J. Ryan*           Vice President, Asst. Treasurer and Chief Financial
                         Officer

Richard C. Vaughan**     Director

Roy V. Washington*       Vice President

Janet C. Whitney**       Vice President and Treasurer

C. Suzanne Womack**      Assistant Vice President and Secretary

O. Douglas Worthington*  Vice President, Controller and Assistant Treasurer

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802.
**Principal business address is 200 East Berry Street, Fort Wayne, Indiana 46802-2706.
***Principal business address is 1700 Magnavox Way, One Reinsurance Place, Fort Wayne, Indiana 46804.

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                        WITH THE DEPOSITOR OR REGISTRANT

  See Exhibit 14(a): Organizational Chart of the Lincoln National Insurance Holding Company System

Item 27.
                            NUMBER OF CONTRACTOWNERS

  As of December 31, 1996, there were 15,489 Contract Owners (fixed and variable).

Item 28.   Indemnification

  Refer to the initial Registration Statement.

Item 29.                       Principal Underwriter

     (a) American Funds Distributors, Inc., is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.
     (b)
     (1)                                  (2)
Name and Principal                   Positions and Offices
Business Address                     with Underwriter

*David L. Abzug                      Regional Vice President
  5657 Lemona Avenue
  Van Nuys, CA 91411

John A. Agar                         Regional Vice President
  1501 N. University Drive
  Little Rock, AR  72207

Robert B. Aprison                    Vice President
  2983 Bryn Wood Drive
  Madison, WI  53711

%Richard Armstrong                   Assistant Vice President

*William W. Bagnard                  Vice President

Steven L. Barnes                     Senior Vice President
  8000 Town Line Avenue South
  Suite 204
  Minneapolis, MN  55438

Michelle A. Bergeron                 Vice President
  4160 Gateswalk Drive
  Smyrna, GA 30080


Item 29.                             Principal Underwriter (continued)

     (b)    (continued)
     (1)                                         (2)
Name and Principal                   Positions and Offices
Business Address                     with Underwriter
------------------                   ---------------------

Joseph T. Blair                      Senior Vice President
  27 Drumlin Road
  West Simsbury, CT 06092


John A. Blanchard                    Regional Vice President
  6421 Aberdeen Road
  Mission Hills, KS 66208

Ian B. Bodell                        Senior Vice President
  3100 West End Avenue, Suite 870
  Nashville, TN 37215

Michael L. Brethower                 Vice President
  108 Hagen Court
  Georgetown, TX  78628

C. Alan Brown                        Regional Vice President
  4619 McPherson Avenue
  St. Louis, MO  63108

*Daniel C. Brown                     Senior Vice President

@J. Peter Burns                      Vice President

Brian C. Casey                       Regional Vice President
  9508 Cable Drive
  Kensington, MO 20895

Victor C. Cassato                    Vice President
  609 W. Littleton Blvd.
  Suite 310
  Littleton, CO 80121

Christopher J. Cassin                Senior Vice President
  111 West Chicago Avenue
  Suite G3
  Hinsdale, IL 60521


Denise M. Cassin                     Regional Vice President
  1301 Stoney Creek Drive
  San Ramon, CA 94538


*Larry P. Clemmensen                 Director

*Kevin G. Clifford                   Director, Senior Vice President

Ruth M. Collier                      Vice President
  145 West 67th Street, Suite #12K
  New York, NY  10023

Thomas E. Cournoyer                  Vice President
  2333 Granada Boulevard
  Coral Gables, FL  33134

Douglas A. Critchell                 Vice President
  4116 Woodbine St.
  Chevy Chase, MD 20815

*Carl D. Cutting                     Vice President

Dan J. Delianedis                    Regional Vice President
  8689 Braxton Drive
  Eden Prairie, MN 55347

Michael A. Dilella                   Vice President
  P.O. Box 661
  Ramsey, NJ  07446

Item 29.                             Principal Underwriters (continued)

  (b)  (continued)
  (1)                                 (2)
Name and Principal                   Positions and Offices
Business Address                     with Underwriter
---------------------                ---------------------

G. Michael Dill                      Senior Vice President
  505 East Main Street
  Jenks, OK 74037

Kirk D. Dodge                        Vice President
  2617 Salisbury Road
  Ann Arbor, MI 48103

Peter J. Doran                       Senior Vice President
  1205 Franklin Avenue
  Garden City, NY 11530

*Michael J. Downer                   Secretary

Robert W. Durbin                     Vice President
  74 Sunny Lane
  Tiffin, OH  44883

&Lloyd G. Edwards                    Vice President

*Paul H. Fieberg                     Senior Vice President

John Fodor                           Regional Vice President
  15 Latisquana Road
  Southborough, MA  01772

*Mark P. Freeman, Jr.                Director and President


Clyde E. Gardner                     Senior Vice President
  Route 2, Box 3162
  Osage Beach, MO  65065

#Evelyn K. Glassford                 Vice President

Jeffrey J. Greiner                   Regional Vice President
  5898 Heather Glen Court
  Dublin, OH  43017



David E. Harper                      Senior Vice President
  R.D.1, Box 210, Rte 519
  Frenchtown, NJ  08825


Ronald R. Hulsey                     Vice President
  6744 Avalon
  Dallas, TX  75214


Robert S. Irish                      Regional Vice President
  1225 Vista Del Mar Dr.
  Delray Beach, Fl  33483

*Robert L. Johansen                  Vice President and Controller

Michael J. Johnston                  Chairman of the Board
  630 Fifth Ave., 36th Floor
  New York, NY 10111

Victor J. Kriss                      Senior Vice President
  P. O. Box 274
  Surfside, CA 90743

Arthur J. Levine                     Vice President
  12558 Highlands Place
  Fishers, IN 46038

Item 29.                             Principal Underwriters (continued)

     (b)   (continued)
     (1)                                      (2)
Name and Principal                   Positions and Offices
Business Address                     with Underwriter
------------------                   ------------------------
#Karl A. Lewis                       Assistant Vice President

T. Blake Liberty                     Regional Vice President
  1940 Blake Street, Ste. 303
  Denver, Co 80202


*Lorin E. Liesy                      Assistant Vice President

*Susan G. Lindgren                   Vice President - Institutional
                                     Investment Services Division

%Stella Lopez                        Vice President

+Robert W. Lovelace                  Director


Stephen A. Malbasa                   Regional Vice President
  13405 Lake Shore Boulevard
  Cleveland, OH  44110

Steven M. Markel                     Vice President
  5241 South Race St.
  Littleton, CO  80121

*John C. Massar                      Director and Senior Vice President

*E. Lee McClennahan                  Senior Vice President


Laurie B. McCurdy                    Regional Vice President
  3500 W. Camino de Urania
  Tucson, AZ 85255

%John V. McLaughlin                  Senior Vice President

Terry W. McNabb                      Vice President
  2002 Barrett Station Road
  St. Louis, MO  63131

*R. William Melinat                  Vice President
                                     Institutional Investment
                                     Services Division

David R. Murray                      Vice President
  25701 S. E. 32nd Place
  Issaquah, WA  98027

Stephen S. Nelson                    Vice President
  7215 Trevor Road
  Charlotte, NC 28226


William E. Noe                       Regional Vice President
  304 River Oaks Road
  Brentwood, TN 37027

Peter A. Nyhus                       Regional Vice President
  3084 Wilds Ridge Court
  Prior Lake, MN 55372

Eric P. Olson                        Regional Vice President
  62 Park Drive
  Glenview, IL 60025

Frederic Phillips                    Vice President
  32 Ridge Avenue
  Newton Centre, MA  02159


#Candance D. Pilgrim                 Assistant Vice President


Item 29.                             Principal Underwriters (continued)
-------

  (b)  (continued)
  (1)                                 (2)
Name and Principal                   Positions and Offices
Business Address                     with Underwriter
------------------                   ---------------------

Carl S. Platou                       Regional Vice President
  4021 96th Avenue, SE
  Mercer Island, WA 98040

*John O. Post, Jr.                   Vice President

Steven J. Reitman                    Vice President
  212 The Lane
  Hinsdale, IL 60521

Brian A. Roberts                     Regional Vice President
  12025 Delmahoy Drive
  Charlotte, NC 28277

George S. Ross                       Vice President
  55 Madison Avenue
  Morristown, NJ 07962

*Julie D. Roth                       Vice President

*James F. Rothenberg                 Director

Douglas F. Rowe                      Regional Vice President
  30309 Oak Tree Drive
  Georgetown, TX 78628

Christopher Rowey                    Regional Vice President
  9417 Beverlywood Street
  Los Angeles, CA 90034

Dean B. Rydquist                     Vice President
  1080 Bay Pointe Crossing
  Alpharetta, GA 30202

Richard R. Samson                    Vice President
  4604 Glencoe Ave., #4
  Marina Del Rey, CA 90292


Joe D. Scarpitti                     Regional Vice President
  31465 St. Andrews
  Westlake, OH 44145

*Daniel B. Seivert                   Assistant Vice President

*R. Michael Shanahan                 Director


David W. Short                       Director and Senior Vice President
  1000 RIDC Plaza, Suite 212
  Pittsburgh, PA 15238


William P. Simon, Jr.                Vice President
  554 Canterbury Lane
  Berwyn, PA 19312


*John C. Smith                       Assistant Vice President
                                     Institutional Investment Services
                                     Division


*Mary E. Smith                       Assistant Vice President
                                     Institutional Investment Services
                                     Division

Rodney G. Smith                      Regional Vice President
  100 N. Central Expressway
  Richardson, TX 75080


Nicholas D. Spadaccini               Regional Vice President
  855 Markley Woods Way
  Cincinnati, OH 45230

Item 29.                             Principal Underwriters (continued)
--------
  (b)  (continued)
  (1)                                              (2)
Name and Principal                   Positions and Offices
Business Address                     with Underwriter
------------------                   ---------------------

Daniel S. Spradling                  Senior Vice President
  #4 West Fourth Avenue, Suite 406
  San Mateo, CA  94402


Thomas A. Stout                      Regional Vice President
  12913 Kendale Lane
  Bowie, MD 20715

Craig R. Strausser                   Regional Vice President
  17040 Summer Place
  Lake Oswego, OR 97035

Francis N. Strazzeri                 Regional Vice President
  31641 Saddletree Drive
  Westlake Village, CA 91361

*Drew Taylor                         Assistant Vice President

%James P. Toomey                     Assistant Vice President

&Christopher E. Trede                Assistant Vice President

George F. Truesdail                  Vice President
  400 Abbotsford Court
  Charlotte, NC 28270

Scott W. Ursin-Smith                 Regional Vice President
  606 Glenwood Avenue
  Mill Valley, CA 94941



*David M. Ward                       Assistant Vice President
                                     Institutional Investment Services
                                     Division

Thomas E. Warren                     Regional Vice President
  4001 Crockers Lake Blvd.
  Sarasota, FL 34238


*J. Kelly Webb                       Senior Vice President and Treasurer


Gregory J. Weimer                    Vice President
  125 Surrey Drive
  Canonsburg, PA 15317

#Timothy W. Weiss                    Director


**N. Dexter Williams                 Vice President


Timothy J. Wilson                    Regional Vice President
  113 Farmview Place
  Venetia, PA 15367

#Laura L. Wimberly                   Assistant Vice President

*Marshall D. Wingo                   Director and Senior Vice President

*Robert L. Winston                   Director and Senior Vice President

William Yost                         Regional Vice President
  9320 Overlook Trail
  Eden Prairie, MN 55347

Janet M. Young                       Regional Vice President
  1616 Vermont
  Houston, TX 77006

Scott D. Zambon                      Regional Vice President
  209 Robinson Drive
  Tustin Ranch, CA 92782

* Business Address, 333 South Hope Street, Los Angeles, CA 90071
**Business Address, One Market Plaza, Steuart Tower, Suite 1800, San Francisco,
  CA 94111
+ Business Address, 11100 Santa Monica Blvd., Los Angeles, CA 90025
# Business Address, 135 South State College Blvd., Brea, CA 92821
% Business Address, 8000 IH-10, Suite 1400, San Antonio, TX 78230
@ Business Address, 5300 Robin Hood Road, Norfolk, VA 23513

Item 30.  Location of Accounts and Records

     Exhibit 14(b) is hereby expressly incorporated herein by this reference.

Item 31. Management Services


     Not Applicable.

50

Item 32. Undertakings
---------------------

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

     (d) Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Lincoln National Life Insurance Company.

Item 33. ( Additional Item) - Undertaking Concerning the Texas Optional Retirement Program

     Refer to the initial Registration Statement.

Item 34. (Additional Item) - Undertaking Concerning Withdrawal Restrictions on IRC Section 403(b) Plan Participants

     Refer to initial Registration Statement.
51

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly has caused this Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 28th day of February, 1997.

                                LINCOLN NATIONAL VARIABLE ANNUITY
                                 ACCOUNT E, (Registrant)


                                By: /s/ Stephen H. Lewis
                                    -----------------------------
                                    Stephen H. Lewis
                                    (Signature-Officer of Depositor)
                                    Senior Vice President, LNL
                                    (Title)


                                By: THE LINCOLN NATIONAL LIFE
                                    INSURANCE COMPANY (LNL)
                                    (Depositor)


                                By: /s/ Jon A. Boscia
                                    -----------------------------
                                    Jon A. Boscia
                                    President
                                    (Title)

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                      Title                          Date
---------                      -----                          ----
/s/ Jon A. Boscia              President, Chief Executive
-----------------              Officer & Director             February 28, 1997
Jon A. Boscia                  (Principal Executive
                               Officer)

                               Director
------------------
Ian M. Rolland                                                ----------------

*/s/ O. Douglas Worthington    Vice President and Controller
---------------------------                                   February 28, 1997
O. Douglas Worthington

/s/ Keith J. Ryan              Vice President, and Assistant
-------------------            Treasurer and Chief            February 28, 1997
Keith J. Ryan                  Financial Officer (Principal
                               Financial Officer)

-------------------            Executive Vice President
Lawrence T. Rowland            and Director                   ----------------

/s/ Richard C. Vaughan         Director
----------------------                                        February 28, 1997
Richard C. Vaughan

/s/ H. Thomas McMeekin
----------------------         Director                       February 28, 1997
H. Thomas McMeekin

/s/ Jack D. Hunter             Executive Vice President,
----------------------         General Counsel & Director     February 28, 1997
Jack D. Hunter

*/s/ Jeremy Sachs
---------------------- , pursuant to a Power of Attorney filed with
Jeremy Sachs             Post-Effective Amendment No. 5 to this
                         Registration Statement.